INVESTMENTS SECURITIES - HELD TO MATURITY	12 Months Ended
Jun. 30, 2020
INVESTMENTS SECURITIES - HELD TO MATURITY
INVESTMENTS SECURITIES - HELD TO MATURITY

NOTE 4 -             INVESTMENTS SECURITIES – HELD TO MATURITY

Investments securities – held to maturity as of June 30, 2020 and 2019mainly represented asset management products that Jinshang Leasing purchased from financial institutions. The term for the investments is one year or three or five years, and Jinshang Leasing has the ability and intents to hold the security until maturity. Interest from these investments varies from 5% to 5.5% annually, with deduction of a management fee, and was receivable quarterly, annually or upon maturity. Given that the amount of returns of the investments is determinable, the Company recorded these investments at amortized cost using the effective interest.

The balances of investments securities as of June 30, 2020 and June 30, 2019 was nil.

Interest income from these investments was $ Nil and $105,878 for the years ended June 30, 2020and 2019, respectively. Earned but uncollected interest was nil both of as of June 30, 2020 and 2019.